DISPOSAL OF ASSETS - Narrative (Details) RM in Millions, R$ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2022 USD ($) MW	Jun. 30, 2022 BRL (R$) MW	Apr. 30, 2022 MYR (RM) MW	Apr. 30, 2022 USD ($) MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs					$ 123.0
Losses on disposals of investments					$ 0.0	$ 41.0	$ 0.0
19 MW Solar Assets - Asia
Disclosure of detailed information about investment property [line items]
Solar power capacity | MW			19	19
Proceeds, net of transaction costs				$ 10.0
Losses on disposals of investments				3.0
19 MW Solar Assets - Asia | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs			RM 144	33.0
Losses on disposals of investments				9.0
Accumulated revaluation surplus post-tax				$ 3.0
36 MW Brazil Hydroelectric Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	$ 23.0
Accumulated revaluation surplus post-tax	$ 30.0
Proportion of ownership interest	100.00%	100.00%
Hydro power capacity | MW	36	36
Economic interest held	25.00%	25.00%
36 MW Brazil Hydroelectric Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	$ 90.0	R$ 461